Loans - Impaired Loans (Excluding Purchased Credit-impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Gross interest income that would have been recorded had impaired loans been current	$ 2,700	$ 2,100	$ 2,100
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	67,068	61,970
Impaired loans, Specific allowance	(17,678)	(14,749)
Impaired loans with an allowance, Net loans	49,390	47,221
Gross recorded impaired loans without an allowance	52,501	57,329
Impaired loans, Gross recorded investment	119,569	119,299
Impaired loans, Net loans	101,891	104,550
Purchased Credit-Impaired Loans
Financing Receivable, Impaired [Line Items]
Impaired loans, Specific allowance		(200)
Commercial loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	7,487	11,129
Impaired loans, Specific allowance	(4,904)	(4,453)
Impaired loans with an allowance, Net loans	2,583	6,676
Gross recorded impaired loans without an allowance	1,021	967
Impaired loans, Gross recorded investment	8,508	12,096
Impaired loans, Net loans	3,604	7,643
Commercial loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	0	0
Impaired loans, Specific allowance	0	0
Impaired loans with an allowance, Net loans	0	0
Gross recorded impaired loans without an allowance	2	2
Impaired loans, Gross recorded investment	2	2
Impaired loans, Net loans	2	2
Commercial loans | Governments
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment		3,750
Impaired loans, Specific allowance		(1,687)
Impaired loans with an allowance, Net loans		2,063
Gross recorded impaired loans without an allowance		0
Impaired loans, Gross recorded investment		3,750
Impaired loans, Net loans		2,063
Commercial loans | Commercial and merchandising
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	7,487	7,379
Impaired loans, Specific allowance	(4,904)	(2,766)
Impaired loans with an allowance, Net loans	2,583	4,613
Gross recorded impaired loans without an allowance	1,019	965
Impaired loans, Gross recorded investment	8,506	8,344
Impaired loans, Net loans	3,602	5,578
Commercial real estate loans | Commercial mortgage
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	1,018	1,081
Impaired loans, Specific allowance	(470)	(600)
Impaired loans with an allowance, Net loans	548	481
Gross recorded impaired loans without an allowance	5,186	6,108
Impaired loans, Gross recorded investment	6,204	7,189
Impaired loans, Net loans	5,734	6,589
Consumer loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	676	329
Impaired loans, Specific allowance	(676)	(274)
Impaired loans with an allowance, Net loans	0	55
Gross recorded impaired loans without an allowance	576	683
Impaired loans, Gross recorded investment	1,252	1,012
Impaired loans, Net loans	576	738
Consumer loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	0	0
Impaired loans, Specific allowance	0	0
Impaired loans with an allowance, Net loans	0	0
Gross recorded impaired loans without an allowance	34	4
Impaired loans, Gross recorded investment	34	4
Impaired loans, Net loans	34	4
Consumer loans | Automobile financing
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	0	130
Impaired loans, Specific allowance	0	(75)
Impaired loans with an allowance, Net loans	0	55
Gross recorded impaired loans without an allowance	155	32
Impaired loans, Gross recorded investment	155	162
Impaired loans, Net loans	155	87
Consumer loans | Other consumer
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	676	199
Impaired loans, Specific allowance	(676)	(199)
Impaired loans with an allowance, Net loans	0	0
Gross recorded impaired loans without an allowance	387	647
Impaired loans, Gross recorded investment	1,063	846
Impaired loans, Net loans	387	647
Residential mortgage loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	57,887	49,431
Impaired loans, Specific allowance	(11,628)	(9,422)
Impaired loans with an allowance, Net loans	46,259	40,009
Gross recorded impaired loans without an allowance	45,718	49,571
Impaired loans, Gross recorded investment	103,605	99,002
Impaired loans, Net loans	$ 91,977	$ 89,580